Commitments and Contingencies (Details) - Schedule of operating lease related assets and liabilities - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Operating Lease Related Assets And Liabilities Abstract
Right of use assets	$ 72,846	$ 37,313
Operating lease liabilities, current portion	57,944	65,498
Operating lease liabilities, noncurrent portion	30,091
Total operating lease liabilities	$ 88,035	$ 65,498